STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Apr. 30, 2022	Apr. 30, 2021
Revenue
Online store sales	$ 8,677	$ 0
Total Revenue	8,677
Cost of Revenue
Online store costs	7,365	0
Total Cost of Revenue	7,365	0
Gross Margin	1,312	0
Operating Expenses
Professional fees	145,383	83,906	$ 413,544	$ 246,560
Football camp expense	2,261,389	0
Compensation	846,068	0	570,960	0
Rent			128,368	112,830
Write off of prepaid investor relations	52,500
Rent expense	28,658	0
Write off of stadium lease deposit			5,000	0
Depreciation expense	25,154	0
General and administrative expense	18,504	331,304	57,977	26,796
Total Operating Expenses	3,377,656	415,210	1,175,849	386,186
Operating Loss	(3,376,344)	(415,210)	(1,175,849)	(386,186)
Other Income (Expense)
Tax penalties and interest	(5,942)	(5,597)	(26,917)	(21,616)
Interest expense	(478,237)	(105,853)	(421,178)	(179,586)
Settlement income (expense)	121,216	(55,000)	(55,000)
Other expense	(3,500)			(3,750)
Late fee expense			(1,750)
Gain from change in fair value of conversion option liability	21,213	20,736	10,995	405,757
Total Other Expense, net	(345,250)	(145,714)	(493,850)	200,805
Net Loss	(3,721,594)	(560,924)	$ (1,669,699)	$ (185,381)
Deemed Dividend	1,419,921	0
Net Loss Available to Common Stockholders	$ (5,141,515)	$ (560,924)
Basic and Diluted Net Loss Per Share	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted Average Shares - Basic and Diluted	564,947,913	424,119,493	455,379,806	359,329,604